Intangible Assets other than Goodwill - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Por terminal operating rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 998	$ 998	$ 998
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	1,775	1,774	1,775
Total [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 2,773	$ 2,772	$ 2,773